Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Revenues
Time charter revenue	$ 143,212	$ 153,205	$ 156,268
Operating Expenses
Vessel operating expenses	46,048	45,588	45,517
Depreciation	40,385	40,343	40,131
General and administrative	6,030	5,784	7,384
Impairment charge (note 5)			13,645
Other operating income (note 11)	(411)	(342)	(336)
Total operating expenses	92,052	91,373	106,341
Operating Income	51,160	61,832	49,927
Non Operating Income (Expense)
Interest income	44	79	56
Interest expense	(18,846)	(21,178)	(20,564)
Realized loss on interest rate derivatives	(14,045)	(18,402)	(19,393)
Unrealized gain (loss) on interest rate derivatives (note 15)	14,302	9,725	(881)
Income before Income Taxes	32,615	32,056	9,145
Income taxes	(97)	(128)	(74)
Net Income	$ 32,518	$ 31,928	$ 9,071
Class A Common Stock [Member]
Weighted average number of common shares outstanding
Basic (note 18)	47,607,750	47,500,670	47,262,549
Diluted (note 18)	47,767,266	47,611,657	47,448,012
Net Income per share
Basic (note 18)	$ 0.68	$ 0.67	$ 0.19
Diluted (note 18)	$ 0.68	$ 0.67	$ 0.19
Class B Common Stock [Member]
Weighted average number of common shares outstanding
Basic (note 18)	7,405,956	7,405,956	7,405,956
Diluted (note 18)	7,405,956	7,405,956	7,405,956
Net Income per share
Basic (note 18)
Diluted (note 18)